Discontinued operation, assets classified as held for sale and disposals	12 Months Ended
Oct. 31, 2019
Discontinued operation, assets classified as held for sale and disposals [Abstract]
Discontinued operation, assets classified as held for sale and disposals
37 Discontinued operation, assets classified as held for sale and disposals

Net Assets classified as held for sale
There are no disposal groups classified as held for sale in the current period. At October 31, 2018, the assets and liabilities relating to the SUSE and Atalla businesses were presented as held for sale.

	October 31, 2019			October 31, 2018
	Current Assets	Current liabilities	Total	Current assets	Current liabilities	Total
Reported in:	$m	$m	$m	$m	$m	$m
SUSE	-	-	-	1,114.5	(427.4)	687.1
Atalla	-	-	-	28.0	(10.3)	17.7
	-	-	-	1,142.5	(437.7)	704.8

The net asset assets held for sale relating to the disposals of SUSE and Atalla are detailed in the tables below. These include non-current assets and non-current liabilities that are shown as current assets and liabilities in the Consolidated statement of financial position.

A.	SUSE Business

On July 2, 2018, the Group announced the proposed sale of the SUSE business segment to Blitz 18-679 GmbH (subsequently renamed to Marcel Bidco GmbH), a newly incorporated directly wholly owned subsidiary of EQTVIII SCSp, which is advised by EQT Partners. The total cash consideration of $2.5bn was on a cash and debt free basis and subject to normalization of working capital.

On August 21, 2018, Shareholders voted to approve the proposed transaction whereby the Company agreed to sell its SUSE business segment to Marcel Bidco GmbH, for a total cash consideration of approximately $2.5bn, subject to customary closing adjustments. Following this vote, all applicable antitrust, competition, merger control and governmental clearances were obtained. The sale was completed on March 15, 2019 and the SUSE business segment has been treated as discontinued in these financial statements.

Discontinued operation – Financial performance

	12 months ended October 31, 2019			18 months ended October 31, 2018	12 months ended April 30, 2017
	Before Exceptional Items	Exceptional Items	Total	Total	Total
	$m	$m	$m	$m	$m
Revenue	127.0	-	127.0	538.2	303.4
Operating costs	(89.3)	-	(89.3)	(425.3)	(238.6)
Operating profit	37.7	-	37.7	112.9	64.8
Share of results of associate	(0.3)	-	(0.3)	(1.8)	-
Profit on disposal of the SUSE business	-	1,767.9	1,767.9	-	-
Profit before taxation	37.4	1,767.9	1,805.3	111.1	64.8
Taxation	(8.7)	(309.4)	(318.1)	(34.2)	(31.1)
Profit for the period from discontinued operation	28.7	1,458.5	1,487.2	76.9	33.7

Discontinued operation – Cash flow
The cash flow statement shows amounts related to the discontinued operations:

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	$m	$m	$m
Net cash inflows from operating activities	18.6	136.1	70.4
Net cash outflows from investing activities	-	(2.5)	(7.4)
Net cash flows from financing activities	-	-	-

The assets and liabilities relating to SUSE were presented as held for sale following the shareholder approval on August 21, 2018. Costs to sell have been included in trade and other payables.

		October 31, 2019	October 31, 2018
	Note	$m	$m
Non-current assets
Goodwill	10	-	859.6
Other Intangible assets	11	-	165.6
Property, plant and equipment	12	-	5.7
Investment in associates		-	9.6
Deferred tax assets		-	1.6
Long-term pension assets	25	-	1.5
Other non-current assets		-	2.2
		-	1,045.8
Current assets
Trade and other receivables		-	65.8
Cash and cash equivalents		-	2.9
		-	68.7
Total assets held for sale		-	1,114.5
Current liabilities
Trade and other payables		-	(38.0)
Provisions	24	-	(0.7)
Current tax liabilities		-	(1.2)
Deferred income		-	(218.3)
		-	(258.2)
Non-current liabilities
Deferred income		-	(160.8)
Retirement benefit obligations	25	-	(5.5)
Long-term provisions	24	-	(2.3)
Other non-current liabilities		-	(0.6)
		-	(169.2)
Total liabilities held for sale		-	(427.4)
Net assets classified as held for sale		-	687.1

Disposal of the SUSE business

On March 15, 2019, the Group disposed of the SUSE business for $2,540.3m. Details of net assets disposed of and the profit on disposal are as follows:

Carrying value pre-disposal
$m
Non-current assets classified as held for sale	989.8
Current assets classified as held for sale	127.3
Current liabilities classified as held for sale	(288.5)
Non-current liabilities classified as held for sale	(177.3)
Net assets disposed	651.3

The profit on disposal is calculated as follows:

$m
Disposal proceeds	2,540.3
Costs to sell recognized in the period	(45.3)
Disposal proceeds, less costs to sell recognized in the period	2,495.0
Net assets disposed	(651.3)
Profit on disposal	1,843.7
Cumulative exchange gain in respect of the net assets of the subsidiaries, reclassified from equity on disposal	(75.8)
Profit on disposal	1,767.9

The profit on disposal is reflected in the profit for the period from discontinued operations in the Consolidated statement of comprehensive income. All cash flows occurred in the current period.

The inflow of cash and cash equivalents on the disposal of the SUSE business is calculated as follows:

$m
Disposal proceeds, less total costs to sell	2,495.0
Cash disposed	(21.5)
Investing cash flows generated from discontinued operations, net of cash disposed	2,473.5

B.	Atalla

On May 18, 2018 the Company entered into an agreement with Utimaco Inc. (“Utimaco”), under which Utimaco would acquire Atalla for $20m in cash. The deal was subject to regulatory approval by the Committee on Foreign Investment in the United States (“CFUIS”). CFIUS placed the deal into investigation in September and final approval was received October 10, 2018. The deal closed on November 5, 2018 and Utimaco acquired the Atalla HSM product line, the Enterprise Security Manger (“ESKM”) product line, and related supporting assets, including applicable patents and other IP.

The assets and liabilities relating to the Atalla business included in the Financial Statements at October 31, 2018 amount to $17.7m.

		October 31, 2019	October 31, 2018
	Note	$m	$m
Goodwill	10	-	27.9
Property, plant and equipment	12	-	0.1
Non-current assets		-	28.0

Deferred income		-	(10.3)
Current liabilities		-	(10.3)

Net assets classified as held for sale		-	17.7

On November 5, 2018, the Group disposed of the Atalla business for a net cash consideration of $20.0m. Details of net assets disposed of and the profit on disposal are as follows:

Carrying value pre-disposal
$m
Goodwill	28.0
Property, plant and equipment	0.3
Non-current assets	28.3
Deferred income	(12.0)
Current liabilities	(12.0)
Net assets disposed	16.3

The profit on disposal which has been recorded as exceptional (note 4) is calculated as follows:

$m
Disposal proceeds	20.0
Net assets disposed	(16.3)
Profit on disposal	3.7